Reverse Recapitalization (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Dec. 31, 2021	Sep. 29, 2021	Dec. 31, 2021	Dec. 31, 2020
Reverse Recapitalization [Line Items]
Common stock, par value	$ 0.0001		$ 0.0001	$ 0.0001
Reverse Recapitalization [Member]
Reverse Recapitalization [Line Items]
Conversion of preferred and common stock issued upon exercise of warrants converted into aggregate number of shares of common stock		301,750
Number of consecutive trading days to determine the trading price per share	30 days
Reverse Recapitalization [Member] | Pipe Investors [Member] | Subscription Agreement [Member]
Reverse Recapitalization [Line Items]
Stock issued during period new shares issued			7,500,000
Purchase price per share	$ 10.00		$ 10.00
Shared issued value			$ 75,000,000
Reverse Recapitalization [Member] | Trading Price One [Member]
Reverse Recapitalization [Line Items]
Volume weighted average trading price of common stock	14.00		$ 14.00
Reverse Recapitalization [Member] | Trading Price Two [Member]
Reverse Recapitalization [Line Items]
Volume weighted average trading price of common stock	$ 16.00		$ 16.00
Earnout Restricted Stock Units [Member] | Reverse Recapitalization [Member]
Reverse Recapitalization [Line Items]
Number of restricted stock units granted		493,489
Two Thousand Twenty One Equity Incentive Plan [Member] | Reverse Recapitalization [Member]
Reverse Recapitalization [Line Items]
Conversion of stock in to Aggregate number of options to purchase		4,901,207
Shapeways Inc [Member] | Reverse Recapitalization [Member] | Galileo [Member]
Reverse Recapitalization [Line Items]
Aggregate merger consideration value		$ 406,000
Common Stock [Member] | Shapeways Inc [Member] | Reverse Recapitalization [Member]
Reverse Recapitalization [Line Items]
Conversion of stock shares issued		35,104,836
Common stock, par value		$ 0.0001
Stock issued during period new shares issued			35,104,836
Earnout Shares [Member] | Reverse Recapitalization [Member]
Reverse Recapitalization [Line Items]
Conversion of stock shares issued		3,510,405
Earnout Shares [Member] | Reverse Recapitalization [Member] | Galileo [Member]
Reverse Recapitalization [Line Items]
Number of shares issued as merger consideration			3,510,405